Derivatives (Embedded Derivatives) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Net embedded derivatives within asset host contracts	$ 171	$ 160
Net embedded derivatives within liability host contracts	935	(46)
Ceded guaranteed minimum benefits | Premiums, reinsurance and other receivables
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Net embedded derivatives within asset host contracts	356	324
Direct guaranteed minimum benefits | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Net embedded derivatives within liability host contracts	(20)	(1,126)
Funds withheld on assumed reinsurance | Other invested assets
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Net embedded derivatives within asset host contracts	35	53
Assumed guaranteed minimum benefits | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Net embedded derivatives within liability host contracts	965	973
Funds withheld on ceded reinsurance | Other liabilities
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Net embedded derivatives within liability host contracts	(14)	83
Other | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Net embedded derivatives within liability host contracts	4	24
Options embedded in debt or equity securities [Member] | Investments
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Net embedded derivatives within asset host contracts	$ (220)	$ (217)